LEASES (Details 2) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor
Leases
Deferred rent	$ 10,318	$ 55,272
Unfavorable lease obligations	211,329	194,233
Rent expense
Minimum rentals	126,529	394,937	166,220		394,742
Common area expenses	12,968	44,198	17,591		40,918
Percentage rentals based on revenues	3,877	12,693	5,275		9,666
Rent	143,374	451,828	189,086	334,607	445,326
General and administrative and other	3,940	13,393	4,207		8,747
Total	$ 147,314	$ 465,221	$ 193,293		$ 454,073